PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥) segment $ / ¥	Dec. 31, 2021 CNY (¥) $ / ¥
Impairment loss, contract assets with customer	¥ 0	¥ 0
Impairment of long-lived assets	0	0
Impairment of equity method investments	¥ 0	¥ 0
Number of reportable segments | segment	1
Minimum
VAT surcharges percent	6.00%
Maximum
VAT surcharges percent	12.00%
Peoples Bank of China
Translation exchange rates | $ / ¥	6.7114	6.3757
Federal Reserve Bank of New York
Translation exchange rates | $ / ¥	6.6981